OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES	OTHER CURRENT LIABILITIES

(in thousands of $)	2025	2024
Deferred and prepaid charter revenue	15,539	23,671
EU ETS allowances payable	22,654	10,063
Other items	5,644	3,164
	43,837	36,898

As of December 31, 2025, the Company recorded $22.7 million as EU ETS allowances payable in respect of 2025 emissions due to be surrendered to the EU authorities in September 2026 (December 31, 2024: $10.1 million).